Risk Management Activities, Derivatives and Financial Instruments - Schedule of Collateral Posted and Balance Sheet Location (Details) - Commodity Contracts - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Credit risk derivative liabilities at fair value	$ 15
Derivative liability, fair value of collateral	9
Prepayments and other current assets, Collateral posted
Cash Collateral Posted [Abstract]
Gross collateral posted with counterparties	116	$ 162
Right to reclaim cash, offset	54	106
Net collateral within Prepayments and other current assets	$ 62	$ 56